As filed with the U.S. Securities and Exchange Commission on February 9, 2010
Securities Act File No. 33-40603
Investment Company Act File No. 811-06310

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 56
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 58
(Check appropriate box or boxes.)

Legg Mason Partners Variable Income Trust*
(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York 10041
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel
Legg Mason Partners Variable Income Trust
100 First Stamford Place
Stamford, Connecticut
(Name and Address of Agent for Service)
COPY TO:
Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

Continuous
(Approximate Date of Proposed Offering)
It is proposed that this filing will become effective on February 26, 2010 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
*	This filing relates solely to Legg Mason Western Asset Variable High Income Portfolio, Legg Mason Western Asset Variable Adjustable Rate Income Portfolio and Legg Mason Western Asset Variable Money Market Portfolio.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-40603) and Amendment No. 55 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-06310) pursuant to Rule 485(a) on November 13, 2009 (Accession Number 0000950123-09-062185) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until February 26, 2010.

PART C
OTHER INFORMATION
Item 28. Exhibits
Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) (the “Registration Statement”) (File Nos. 33-40603 and 811-06310).
(a)(1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 27, 2007 (“Post-Effective Amendment No. 41”).
(2) Designation of Series of Shares of Beneficial Interests in the Trust effective as of November 2, 2009 is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 13, 2009 (“Post-Effective Amendment No. 53”).
(b) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 41.
(c) Not Applicable.
(d)(1) Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Adjustable Rate Income Portfolio, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 27, 2007 is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 42”).
(2) Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable High Income Portfolio, and LMPFA dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(3) Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Money Market Portfolio, and LMPFA dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 53.
(4) Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Global High Yield Bond Portfolio, and LMPFA dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 53.
(5) Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Strategic Bond Portfolio, and LMPFA dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(6) Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Government Portfolio, and LMPFA dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(7) Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Diversified Strategic Income Portfolio, and LMPFA dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(8) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding Legg Mason Partners Variable Adjustable Rate Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(9) Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Partners Variable High Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(10) Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Partners Variable Money Market Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(11) Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Partners Variable Global High Yield Bond Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(12) Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Partners Variable Strategic Bond Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(13) Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”), regarding Legg Mason Partners Variable Strategic Bond Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(14) Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Partners Variable Government Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(15) Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Partners Variable Diversified Strategic Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(16) Subadvisory Agreement between WAM and WAML, regarding Legg Mason Partners Variable Diversified Strategic Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(17) Subadvisory Agreement between WAM and WAML, regarding Legg Mason Partners Variable Global High Yield Bond Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(18) Subadvisory Agreement between WAM and WAML, regarding Legg Mason Partners Variable High Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(19) Subadvisory Agreement between WAM and Western Asset Management Company Pte. Ltd., (“Western Singapore”), regarding Legg Mason Partners Variable Diversified Strategic Income Portfolio, dated November 3, 2008, is incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 6, 2009 (“Post-Effective Amendment No. 48”).
(20) Subadvisory Agreement between WAM and Western Asset Management Company Ltd. (“Western Japan”), regarding Legg Mason Partners Variable Diversified Strategic Income Portfolio, dated November 3, 2008, is incorporated herein by reference to Post-Effective Amendment No. 48.
(21) Subadvisory Agreement between WAM and Western Singapore, regarding Legg Mason Partners Variable Global High Yield Bond Portfolio, dated November 3, 2008, is incorporated herein by reference to Post-Effective Amendment No. 48.

(e)(1) Distribution Agreement dated December 1, 2005 by and between Legg Mason Partners Variable Portfolios I, Inc. and Legg Mason Investor Services, LLC (“LMIS”), relating to Legg Mason Partners Variable Strategic Bond Portfolio and Legg Mason Partners Variable Global High Yield Bond Portfolio, is incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 27, 2006.
(2) Distribution Agreement dated December 1, 2005 by and between Legg Mason Partners Investment Series and LMIS, relating to Legg Mason Partners Variable Government Portfolio, is incorporated by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 24, 2006.
(3) Distribution Agreement dated December 1, 2005 by and between Legg Mason Partners Variable Portfolios III, Inc. and LMIS, relating to Legg Mason Partners Variable Adjustable Rate Income Portfolio, Legg Mason Partners Variable High Income Portfolio and Legg Mason Partners Variable Money Market Portfolio, is incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005.
(4) Distribution Agreement dated December 1, 2005 by and between Legg Mason Partners Variable Portfolios II and LMIS, relating to Legg Mason Partners Variable Diversified Strategic Income Portfolio, is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 1, 2006 (“Post-Effective Amendment No. 33”).
(5) Letter Agreement amending the Distribution Agreements with LMIS dated April 5, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(6) Distribution Agreement dated December 1, 2008 by and between Legg Mason Partners Variable Income Trust and LMIS, relating to Legg Mason Partners Variable Adjustable Rate Income Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Money Market Portfolio and Legg Mason Partners Variable Strategic Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 48.
(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 26, 2007 (“Post-Effective Amendment No. 36”).
(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 36.
(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 36.
(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 36.
(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 36.
(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(h)(1) Transfer Agency and Services Agreement with Boston Financial Data Services, Inc. dated as of April 4, 2009 is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 6, 2009 (“Post-Effective Amendment No. 51”).
(2) License Agreement between the Trust and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 33.
(i)(1) Opinion and Consent of Counsel regarding legality of shares being registered is incorporated by reference to Post-Effective Amendment No. 41.
(j)(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.
(2) Powers of attorney dated February 12, 2009 are incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 50”).
(k) Not Applicable.
(l) Not Applicable.
(m) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Legg Mason Partners Variable Adjustable Rate Income Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable Government Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Money Market Portfolio and Legg Mason Partners Variable Strategic Bond Portfolio, dated February 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(n) Amended and Restated Rule 18f-3 Plan dated February 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.
(o) Not Applicable.
(p) (1) Code of Ethics of Citigroup Asset Management—North America and certain registered investment companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 33.
(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 33.
(3) Code of Ethics of WAM and WAML dated as of February, 2007, is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 19, 2008 (“Post-Effective Amendment No. 47”).
Item 29. Persons Controlled by or under Common Control with Registrant
Not Applicable
Item 30. Indemnification
Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.
Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.
Item 31. Business and Other Connections of Investment Adviser
Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
     LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).
     LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).
Subadvisers
Western Asset Management Company — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.
Directors
James W. Hirschmann III
Jeffrey A. Nattans

Officers
Bruce D. Alberts	Chief Financial Officer
Brett B. Canon	Director of Risk Management and Operations
D. Daniel Fleet	President
Daniel E. Giddings	Assistant Secretary
James W. Hirschmann III	Chief Executive Officer
Gavin L. James	Director of Global Client Service and Marketing
Dennis J. McNamara	Director of Portfolio Operations
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance
Western Asset Management Company Limited — Subadviser—Western Asset Management Company Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason. WAML is registered as an investment adviser under the Advisers Act. The following is a list of the officers and directors of WAML.
Directors
James W. Hirschmann III
D. Daniel Fleet
Jeffrey A. Nattans
Michael B. Zelouf

Officers
D. Daniel Fleet	President
James W. Hirschmann III	Managing Director
Suzanne Taylor-King	Finance Officer
Michael B. Zelouf	Head of London Operations
Western Asset Management Company Ltd — Western Asset Management Company Pte, Ltd (“Western Singapore”) was incorporated under the laws of Singapore as a corporation. Western Singapore is a wholly-owned subsidiary of Legg Mason. The following is a list of the officers and directors of Western Singapore.

Directors
D. Daniel Fleet
Takashi Komatsu
Jeffrey A. Nattans
Naoya Orime

Officers
D. Daniel Fleet	President
Yasuaki Sudo	Finance Officer
Naoya Orime	Head of Tokyo Operations
Western Asset Management Company Ltd — Western Asset Management Company Ltd (“Western Japan”) was incorporated under the laws of Japan as a corporation. Western Japan is a wholly-owned subsidiary of Legg Mason. Western Japan is authorized and regulated in Japan by the Japanese Securities and Exchange Surveillance Commission. The following is a list of the officers and directors of Western Japan.
Directors
D. Daniel Fleet
Takashi Komatsu
Jeffrey A. Nattans
Naoya Orime

Officers
D. Daniel Fleet	President
Yasuaki Sudo	Finance Officer
Naoya Orime	Head of Tokyo Operations
Following is a list of other substantial business activities in which directors, officers or partners of WAM, WAML, Western Singapore and Western Japan have been engaged as director, officer, employee, partner or trustee.

Officer/Director	Other Offices Held
D. Daniel Fleet	Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Jeffrey A. Nattans	Director, WAM
Vice President, Legg Mason, Inc.
Manager and Vice President, LMIH
Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Officer/Director	Other Offices Held
James W. Hirschmann III	Director, WAM
Director, WAML
Following is a list of addresses for Item 31 with respect to WAM, WAML, Western Japan and Western Singapore:

Barrett Associates, Inc. (“Barrett”)
565 Fifth Avenue
New York, NY 10017
Bartlett & Co. (“Bartlett”)
36 East Fourth Street
Cincinnati, OH 45202
Batterymarch Financial Management, Inc. (“Batterymarch”)
John Hancock Tower
200 Clarendon Street, 49th Floor
Boston, MA 02116
Brandywine Global Investment Management, LLC (“Brandywine”)
2929 Arch Street, 8th Floor
Philadelphia, PA 19104
Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)
36 Robinson House, #18
City House
Singapore
Clearbridge Advisors, LLC (“Clear Adv”)
620 Eighth Avenue
New York, NY 10018
Clearbridge Asset Management, Inc. (“Clear Asset”)
620 Eighth Avenue
New York, NY 10018
Global Currents Investment Management, LLC (“GCIM”)
100 International Drive
Baltimore, MD 21202
Legg Mason Capital Management, Inc. (“LMCM”)
100 International Drive
Baltimore, MD 21202
Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada
Legg Mason Fund Adviser, Inc. (“LMFA”)
100 International Drive
Baltimore, MD 21202
Legg Mason Funding Corp. (“LM Funding”)
100 International Drive
Baltimore, MD 21202
Legg Mason Global Asset Allocation, LLC (“LMGAA”)
100 First Stamford Place
Stamford, CT 06902
and
620 Eighth Avenue
New York, NY 10018

Legg Mason, Inc.
100 International Drive
Baltimore, MD 21202
Legg Mason International Holdings, LLC (“LMIH”)
100 International Drive
Baltimore, MD 21202
Legg Mason Investment Counsel, LLC (“LMIC”)
100 International Drive
Baltimore, MD 21202
Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
620 Eighth Avenue
New York, NY 10018
Legg Mason Real Estate Investors, Inc. (“LMREI”)
100 International Drive
Baltimore, MD 21202
Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)
100 International Drive
Baltimore, MD 21202
Legg Mason Realty Capital, Inc. (“LMRC”)
100 International Drive
Baltimore, MD 21202
Legg Mason Realty Group, Inc. (“LMRG”)
100 International Drive
Baltimore, MD 21202
Legg Mason Realty Partners, Inc. (“LMRP”)
100 International Drive
Baltimore, MD 21202
Legg Mason Tower, Inc. (“LM Tower”)
100 International Drive
Baltimore, MD 21202
LMRC II, Inc. (“LMRC II”)
100 International Drive
Baltimore, MD 21202
LMRC Properties, Inc. (“LMRC Properties”)
100 International Drive
Baltimore, MD 21202
PCM Holdings I, Inc. (“PCM I”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512
PCM Holdings II, LLC (“PCM II”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)
900 Third Ave. 28th Floor
New York, NY 10022
Royce & Associates, LLC (“Royce”)
1414 Avenue of the Americas
New York, NY 10019
Western Asset Management Company (“WAM”)
385 East Colorado Boulevard
Pasadena, CA 91101
Western Asset Management Company Limited (“WAML”)
10 Exchange Square
Primrose Street
London EC2A 2EN England
Western Asset Management Company Ltd (“Western Japan”)
36F Shin-Marunouchi Building
5-1 Marunouchi 1-Chome Chiyoda-Ku
Tokyo 100-6536 Japan
Western Asset Management Company Pty Ltd (“WAM Australia”)
Level 48
120 Collins Street
GPO Box 507
Melbourne Victoria 3000 Australia
Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)
10 Exchange Square
Primrose Street
London EC2A 2EN England
Western Asset Management Company Pte, Ltd (“Western Singapore”)
1 George Street, #23-01
Singapore 049145
Item 32. Principal Underwriters
(a) Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust.
LMIS is the placement agent for funds that are series of Master Portfolio Trust.
(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:
Kimberly Mustin — Co-Managing Director
Matthew Schiffman — Co-Managing Director
George Betzios — Vice President
W. Talbot Daley — Vice President
David J. Eikenberg — Vice President
Mark E. Freemyer — Vice President

Thomas J. Hirschmann — Vice President
Joseph LaRocque — Vice President
Michael P. McAllister — Vice President
Theresa P. McGuire — Vice President
Jeremy O’Shea — Vice President
Joel R. Sauber — Vice President
Robert Shepler — Vice President
Jason Bennett — Chief Financial Officer, Treasurer and Financial Reporting Officer
Joseph M. Furey — General Counsel and Secretary
Erin L. Clark — Assistant Secretary
Vicki Schmelzer — Assistant Secretary
Ronald A. Holinsky — Deputy General Counsel
Stephen A. Scarpino — Anti-Money Laundering Compliance Officer
All Addresses are 100 International Drive, Baltimore, Maryland 21202.
(c) Not applicable.
Item 33. Location of Accounts and Records
With respect to the Registrant:
(1)	Legg Mason Partners Variable Income Trust 55 Water Street New York, New York 10041
With respect to the Registrant’s Investment Manager:
(2)	c/o Legg Mason Partners Fund Advisor, LLC 620 Eighth Avenue New York, New York 10018
With respect to the Registrant’s Subadvisers:
(3)	c/o Western Asset Management Company and Western Asset Management Company Limited 620 Eighth Avenue New York, New York 10018
With respect to the Registrant’s Custodian:
(4)	State Street Bank & Trust Company One Lincoln Street Boston, Massachusetts 02111
With respect to the Registrant’s Transfer Agents:
(5)	PNC Global Investment Servicing (U.S.) Inc. P.O. Box 9699 Providence, Rhode Island 02940-9699

(6)	Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169
With respect to the Registrant’s Distributor:
(7)	Legg Mason Investor Services, LLC 100 International Drive Baltimore, Maryland 21202
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE INCOME TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 9th day of February, 2010.
LEGG MASON PARTNERS VARIABLE INCOME TRUST, on behalf of its series:
Legg Mason Western Asset Variable High Income Portfolio
Legg Mason Western Asset Variable Adjustable Rate Income Portfolio and
Legg Mason Western Asset Variable Money Market Portfolio

By:	/s/ R. Jay Gerken R. Jay Gerken
President and Principal Executive Officer
     WITNESS our hands on the date set forth below.
     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 9, 2010.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Frances M. Guggino Frances M. Guggino	Treasurer and Chief Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Rainer Greeven* Rainer Greeven	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.